Stockholders' Equity, Equity Issuance (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2018	Jan. 31, 2018
Restricted Stock [Member]
Equity Issuance [Abstract]
Restricted stock granted (in shares)	18,834
Class A Common Stock [Member]
Equity Issuance [Abstract]
Shares issued in private placement (in shares)		181,825
Proceeds from issuance of stock in private placement		$ 2.0